Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 3,567,024	$ 3,285,683
Items not requiring (providing) cash
Depreciation and amortization	337,710	321,730
Provision for loan losses	490,000	625,000
Amortization of premiums and discounts on securities and loans	774,638	516,317
Deferred income taxes	(166,886)	(246,539)
Net realized gains on available-for-sale securities	(1,158,535)	(281,810)
Amortization of mortgage servicing rights	342,296	276,014
Impairment of mortgage servicing rights asset		58,818
Increase in cash surrender value of life insurance	(210,040)	(163,687)
Gains on sales of foreclosed assets	(45,046)	(19,840)
Shares held by ESOP committed to be released	58,564	45,121
Stock-based compensation expense	67,931
Changes in
Interest receivable	18,062	(198,755)
Other assets	(478,201)	(164,597)
Interest payable	(72,364)	(207,136)
Other liabilities	464,433	54,711
Origination of loans held for sale	(52,330,075)	(32,048,301)
Proceeds from sales of loans held for sale	52,676,939	32,227,052
Net cash provided by operating activities	4,336,450	4,079,781
Investing Activities
Net change in interest-earning time deposits	(496,000)	(2,476,000)
Purchases of available-for-sale securities	(73,126,783)	(48,099,957)
Proceeds from maturities and payments of available-for-sale securities	20,365,257	16,020,469
Proceeds from the sales of available-for-sale investments and other investments	40,704,778	28,375,527
Purchase of bank owned life insurance	(2,000,000)
Net change in loans	(3,375,471)	4,646,656
Purchase of premises and equipment	(459,766)	(195,376)
Proceeds from the sale of foreclosed assets	324,224	334,047
Net cash provided by investing activities	(18,063,761)	(1,394,634)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	12,732,777	11,778,838
Net decrease in certificates of deposit	(8,452,108)	(13,962,425)
Net increase in short-term borrowings	6,222,860	2,499,515
Net increase in advances from borrowers for taxes and insurance	92,262	110,295
Stock repurchase	(230,520)	(138,000)
Proceeds from stock options exercised	16,790	34,236
Dividends paid	(748,986)	(563,059)
Net cash provided by (used in) financing activities	9,633,075	(240,600)
Increase (Decrease) in Cash and Cash Equivalents	(4,094,236)	2,444,547
Cash and Cash Equivalents at Beginning of Year	11,387,947	8,943,400
Cash and Cash Equivalents at End of Year	7,293,711	11,387,947
Supplemental Cash Flows Information
Interest paid	2,375,364	3,086,564
Income taxes paid	1,243,000	1,676,000
Sale and financing of foreclosed assets	229,550	149,834
Real estate acquired in settlement of loans	261,532	460,996
Dividends declared not paid		144,073
Exercise and retirement of shares in stock option plan	$ 15,499	$ 29,627